Operating Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessee)

The future minimum lease payments of non-cancellable operating lease agreements were as follows:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Less than 1 year	$246,026	$509,994	$16,661
1-5 years	439,408	828,482	27,066
More than 5 years	419,232	1,047,626	34,225

	$1,104,666	$2,386,102	$77,952

Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessor)

The future minimum lease payments of non-cancellable operating lease agreements were as follows:

	December 31, 2018
	NT$	US$ (Note 4)

Less than 1 year	$916,891	$29,954
1-5 years	2,391,843	78,139
More than 5 years	1,157,093	37,801

	$4,465,827	$145,894